WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BELGIUM — 5.2%
2,292	D'ieteren Group	$387,452
2,530	KBC Group N.V.	158,182
		545,634
	CANADA — 10.9%
4,500	Brookfield Asset Management Ltd. - Class A	150,030
4,300	Brookfield Corp.	134,461
5,140	Canadian Natural Resources Ltd.	332,404
2,850	CGI, Inc.*	280,696
1,800	TFI International, Inc.	231,138
		1,128,729
	CHINA — 3.5%
1,790	Baidu, Inc. - ADR*	240,487
37,000	China Mengniu Dairy Co., Ltd.*	124,026
		364,513
	FRANCE — 3.6%
980	Capgemini S.E.	171,777
1,200	Schneider Electric S.E.	199,150
		370,927
	GERMANY — 10.2%
1,150	adidas A.G.	202,572
12,550	Deutsche Telekom A.G.	263,604
5,550	Infineon Technologies A.G.	183,973
1,590	Merck KGaA	265,841
4,194	Schott Pharma A.G. & Co. KGaA*	140,288
		1,056,278
	HONG KONG — 2.1%
17,170	AIA Group Ltd.	139,995
7,940	Techtronic Industries Co., Ltd.	77,058
		217,053
	INDIA — 5.1%
15,350	ICICI Bank Ltd. - ADR	354,892
3,200	Reliance Industries Ltd. - GDR	178,880
		533,772
	IRELAND — 5.8%
1,540	ICON PLC*	379,225
1,120	Trane Technologies PLC	227,259
		606,484

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 1.2%
760	Nice Ltd. - ADR*	$129,200
	ITALY — 1.6%
3,600	Recordati Industria Chimica e Farmaceutica S.p.A.	170,162
	JAPAN — 15.8%
10,000	Advantest Corp.	279,778
8,700	Bandai Namco Holdings, Inc.	177,097
3,700	FUJIFILM Holdings Corp.	214,364
5,800	Recruit Holdings Co., Ltd.	178,882
3,670	Sony Group Corp. - ADR	302,445
4,100	Square Enix Holdings Co., Ltd.	140,608
6,500	TechnoPro Holdings, Inc.	141,492
1,500	Tokyo Electron Ltd.	205,166
		1,639,832
	MEXICO — 4.1%
11,460	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	188,357
28,800	Grupo Financiero Banorte S.A.B. de C.V. - Class O	241,456
		429,813
	RUSSIA — 0.0%
8,120	HeadHunter Group PLC - ADR*,1	—
34,600	Sberbank of Russia PJSC - ADR*,1	—
		—
	SWEDEN — 3.7%
14,810	Atlas Copco A.B. - A Shares	199,602
9,870	Sandvik A.B.	182,122
		381,724
	SWITZERLAND — 8.0%
910	Chubb Ltd.	189,444
50,700	Glencore PLC	290,677
14,400	UBS Group A.G.	354,960
		835,081
	TAIWAN — 1.7%
2,040	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	177,276
	THAILAND — 2.0%
1,270	Fabrinet*	211,608

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 10.9%
3,040	AstraZeneca PLC - ADR	$205,869
24,000	Haleon PLC - ADR	199,920
2,100	London Stock Exchange Group PLC	210,974
6,000	RELX PLC - ADR	202,200
115,000	Rolls-Royce Holdings PLC*	309,950
		1,128,913
	UNITED STATES — 3.7%
6,630	Schlumberger N.V.	386,529
	TOTAL COMMON STOCKS
	(Cost $10,878,041)	10,313,528
	SHORT-TERM INVESTMENTS — 0.9%
98,711	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[2]	98,711
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $98,711)	98,711
	TOTAL INVESTMENTS — 100.0%
	(Cost $10,976,752)	10,412,239
	Liabilities in Excess of Other Assets — (0.0)%	(4,584)
	TOTAL NET ASSETS — 100.0%	$10,407,655

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.